INVENTORY	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of inventories [text block]	INVENTORY

AS AT DEC. 31 (MILLIONS)	2020	2019
Residential properties under development	$2,816	$3,007
Land held for development	2,015	1,781
Completed residential properties	743	998
Industrial products	2,611	2,816
Other[1]	2,175	1,670
Total	$10,360	$10,272
1.Other includes fuel inventory of $651 million (2019 – $690 million) and office developments of $581 million (2019 – $243 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$6,337	$7,054
Non-current	4,023	3,218
Total	$10,360	$10,272
During the year ended December 31, 2020, the company recognized $24.6 billion (2019 – $26.5 billion) of inventory relating to cost of goods sold and a $107 million expense of impaired inventory (2019 – $38 million). The carrying amount of inventory pledged as collateral at December 31, 2020 was $6.0 billion (2019 – $4.7 billion).